INCOME TAX EXPENSES - Summary of Unrecognized Taxable Temporary Difference Associated with Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized temporary differences on investments and other interests	$ 378,139	$ 453,943
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized temporary differences on investments and other interests	381,689	457,463
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Others	$ (3,550)	$ (3,520)